Accrued Liabilities and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued liabilities and other liabilities [Abstract]
Schedule of accrued liabilities and other liabilities
	As of December 31,
	2020	2021
Qingtian International School acquisition payable (1)	—	8,000,000
Payables to third parties (2)	—	4,500,000
Deposits related to the Group staff apartment sales (3)	3,445,060	3,290,500
Accrued insurance expenses	1,959,206	—
Audit fee payable	—	642,925
Leasehold improvement payables	240,000	390,000
Interests payable	25,295	55,289
Others	—	513,502
Total	5,669,561	17,392,216